UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23731

BondBloxx ETF Trust

(Exact name of registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

(Address of principal executive offices) (Zip code)

BondBloxx Investment Management Corporation

 700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 to June 30, 2023

ITEM 1. PROXY VOTING RECORD:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

BondBloxx USD High Yield Bond Energy Sector ETF

BondBloxx USD High Yield Bond Healthcare Sector ETF

BondBloxx USD High Yield Bond Industrial Sector ETF

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

BondBloxx B Rated USD High Yield Corporate Bond ETF

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

The series of the Registrant listed above did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

* * *

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

STANDARD CHARTERED PLC

Ticker: STAN	Securities ID: CUSIP 853254AB6
Meeting Date: 12/15/2022	Meeting Type: Special
Record Date: 11/2/2022

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve that the Terms and Provisions of the 7.014 Per Cent Preference Shares Shall be Varied as Set Out in the Appendix to the Notice of the 7.014 Per Cent Class Meeting.	For	Did Not Vote	Management
2	Vote FOR if you certify that you are an Eligible ADS Holder; Vote AGAINST
	if you are indicating you are NOT an Eligible ADS Holder, and therefore, your instruction will not be counted for this Class Meeting.	None	Did Not Vote	Management

* * *

BondBloxx BB Rated USD High Yield Corporate Bond ETF

STANDARD CHARTERED PLC

Ticker: STAN	Securities ID: CUSIP 853254AB6
Meeting Date: 12/15/2022	Meeting Type: Special
Record Date: 11/2/2022

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve that the Terms and Provisions of the 7.014 Per Cent Preference Shares Shall be Varied as Set Out in the Appendix to the Notice of the 7.014 Per Cent Class Meeting.	For	Did Not Vote	Management
2	Vote FOR if you certify that you are an Eligible ADS Holder; Vote AGAINST
	if you are indicating you are NOT an Eligible ADS Holder, and therefore, your instruction will not be counted for this Class Meeting.	None	Did Not Vote	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer

Date:	August 31, 2023